Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Distributed earnings allocated to common stock									$ 20,603	$ 20,102	$ 20,956
Undistributed earnings allocated to common stock									18,034	20,280	17,767
Net earnings allocated to common shareholders									$ 38,637	$ 40,382	$ 38,723
Average common shares outstanding	14,755,000	14,751,000	14,680,000	14,679,000	14,743,000	15,003,000	15,120,000	15,380,000	14,714,000	15,055,000	15,589,000
Effect of dilutive securities, Employee stock options									82,000	75,000	62,000
Shares for diluted earnings per share	14,837,000	14,834,000	14,759,000	14,759,000	14,814,000	15,071,000	15,193,000	15,462,000	14,796,000	15,130,000	15,651,000
Basic earnings per share	$ 0.73	$ 0.71	$ 0.50	$ 0.68	$ 0.65	$ 0.77	$ 0.65	$ 0.62	$ 2.63	$ 2.68	$ 2.48
Diluted earnings per share	$ 0.73	$ 0.71	$ 0.50	$ 0.67	$ 0.65	$ 0.76	$ 0.64	$ 0.62	$ 2.61	$ 2.67	$ 2.47
Options to purchase shares of common stock, anti-dilutive									124,000	222,000	112,500
Common stock exercise price, lower limit									$ 35.09	$ 32.09	$ 33.90
Common stock exercise price, upper limit									$ 40.88	$ 40.88	$ 40.88